The Company and Basis of Presentation (Follow-On Offering) (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended
	Jul. 23, 2019	Feb. 12, 2018	Sep. 08, 2016	Mar. 31, 2018
Sale of Stock
Issuance of stock (in shares)		3,592,858		3,592,858
Subsequent Event | Beijing SL Agreement
Sale of Stock
Upfront gross payment	$ 2.5
Follow On Offering
Sale of Stock
Issuance of stock (in shares)		3,142,858		3,592,858
Share price (in dollars per share)		$ 7.00		$ 7.00
Net proceeds		$ 23.1		$ 23.1
Overallotment
Sale of Stock
Issuance of stock (in shares)		450,000	27,755	450,000
Share price (in dollars per share)			$ 10.00